FLAG INVESTORS

                                      FLAG
                                    INVESTORS
                                      TOTAL
                                     RETURN
                               U.S. TREASURY FUND
                                     SHARES

                                  ANNUAL REPORT
                                OCTOBER 31, 1998

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dear Shareholders:

     We are pleased to report on the progress of your Fund for the fiscal year ended October 31, 1998. In a year of generally declining rates, the Fund recorded a total return of 12.5%. From its inception on August 10, 1988 through October 30, 1998, the Fund has posted a cumulative total return of 143.50%, which translates into an average annual total return 9.1%. These figures assume the reinvestment of dividends and capital gains distributions, but exclude the impact of any sales charge.

Review of Bond and Money Market Rates

     Treasury yields dropped from 6.20% to 5.10% during the fiscal year. The Asian financial crisis which began in March 1997 influenced U.S. rates. The Flight-to-Quality bid and very low domestic inflation were key to the general decline in Treasury rates. Please see below for a graph of the 30 year Treasury yield.


                             30-Year Treasury Yields


     DATE     YIELD      DATE      YIELD     DATE      YIELD
------------------------------------------------------------
   F 10/30    5.157     F 10/9     5.115    F  9/18    5.147
   T 10/29    5.078     T 10/8     4.999    T  9/17    5.179
   W 10/28    5.120     W 10/7     4.860    W  9/16    5.221
   T 10/27    5.089     T 10/6     4.735    T  9/15    5.260
   M 10/26    5.107     M 10/5     4.716    M  9/14    5.230

   F 10/23    5.178     F 10/2     4.840    F  9/11    5.229
   T 10/22    5.137     T 10/1     4.882    T  9/10    5.204
   W 10/21    5.071     W  9/30    4.978    W  9/ 9    5.262
   T 10/20    5.069     T  9/29    5.094    T  9/ 8    5.363
   M 10/19    4.983     M  9/28    5.141    M  9/ 7    5.284

   F 10/16    4.978     F  9/25    5.109    F  9/ 4    5.288
   T 10/15    4.967     T  9/24    5.164    T  9/ 3    5.303
   W 10/14    5.031     W  9/23    5.168    W  9/ 2    5.333
   T 10/13    5.089     T  9/22    5.152    T  9/ 1    5.341
   M 10/12    5.117     M  9/21    5.125    M  8/31    5.267
------------------------------------------------------------

     DATE     YIELD      DATE      YIELD     DATE      YIELD
------------------------------------------------------------
   F  8/28    5.338     F  8/ 7    5.631    F  7/17    5.746
   T  8/27    5.344     T  8/ 6    5.671    T  7/16    5.727
   W  8/26    5.417     W  8/ 5    5.671    W  7/15    5.705
   T  8/25    5.428     T  8/ 4    5.631    T  7/14    5.717
   M  8/24    5.471     M  8/ 3    5.659    M  7/13    5.693

   F  8/21    5.433     F  7/31    5.713    F  7/10    5.625
   T  8/20    5.513     T  7/30    5.722    T  7/ 9    5.605
   W  8/19    5.556     W  7/29    5.769    W  7/ 8    5.626
   T  8/18    5.556     T  7/28    5.740    T  7/ 7    5.603
   M  8/17    5.546     M  7/27    5.708    M  7/ 6    5.572

   F  8/14    5.540     F  7/24    5.686    F  7/ 3    5.599
   T  8/13    5.650     T  7/23    5.657    T  7/ 2    5.600
   W  8/12    5.609     W  7/22    5.681    W  7/ 1    5.629
   T  8/11    5.602     T  7/21    5.663    T  6/30    5.627
   M  8/10    5.624     M  7/20    5.713    M  6/29    5.642
------------------------------------------------------------

     DATE     YIELD      DATE      YIELD     DATE      YIELD
------------------------------------------------------------
   F  6/26    5.632     F  6/ 5    5.787    F  5/15    5.972
   T  6/25    5.655     T  6/ 4    5.817    T  5/14    5.984
   W  6/24    5.658     W  6/ 3    5.781    W  5/13    5.939
   T  6/23    5.643     T  6/ 2    5.790    T  5/12    5.972
   M  6/22    5.669     M  6/ 1    5.777    M  5/11    6.029

   F  6/19    5.669     F  5/29    5.802    F  5/ 8    5.977
   T  6/18    5.700     T  5/28    5.825    T  5/ 7    5.953
   W  6/17    5.747     W  5/27    5.846    W  5/ 6    5.940
   T  6/16    5.649     T  5/26    5.835    T  5/ 5    5.986
   M  6/15    5.574     M  5/25    5.900    M  5/ 4    5.937

   F  6/12    5.662     F  5/22    5.900    F  5/ 1    5.933
   T  6/11    5.654     T  5/21    5.923    T  4/30    5.099
   W  6/10    5.702     W  5/20    5.894    W  4/29    6.075
   T  6/ 9    5.788     T  5/19    5.934    T  4/28    6.069
   M  6/ 8    5.779     M  5/18    5.923    M  4/27    6.053
------------------------------------------------------------

     DATE     YIELD      DATE      YIELD     DATE      YIELD
------------------------------------------------------------
   F                    F  4/10    5.881    F  3/20    5.885
   T                    T  4/ 9    5.879    T  3/19    5.900
   W                    W  4/ 8    5.896    W  3/18    5.906
   T                    T  4/ 7    5.843    T  3/17    5.890
   M  4/27    6.053     M  4/ 6    5.824    M  3/16    5.862

   F  4/24    5.945     F  4/ 3    5.794    F  3/13    5.893
   T  4/23    5.981     T  4/ 2    5.841    T  3/12    5.866
   W  4/22    5.956     W  4/ 1    5.881    W  3/11    5.938
   T  4/21    5.948     T  3/31    5.933    T  3/10    5.959
   M  4/20    5.925     M  3/30    5.978    M  3/ 9    5.962

   F  4/17    5.876     F  3/29    5.958    F  3/ 6    6.018
   T  4/16    5.871     T  3/28    5.975    T  3/ 5    6.063
   W  4/15    5.883     W  3/27    5.942    W  3/ 4    6.023
   T  4/14    5.899     T  3/26    5.880    T  3/ 3    6.073
   M  4/13    5.926     M  3/25    5.883    M  3/ 2    6.011
------------------------------------------------------------

     DATE     YIELD      DATE      YIELD     DATE      YIELD
------------------------------------------------------------
   F  2/27    5.923     F  2/ 6    5.920    F  1/16    5.809
   T  2/26    5.947     T  2/ 5    5.933    T  1/15    5.739
   W  2/25    5.921     W  2/ 4    5.862    W  1/14    5.733
   T  2/24    5.960     T  2/ 3    5.863    T  1/13    5.738
   M  2/23    5.900     M  2/ 2    5.878    M  1/12    5.689

   F  2/20    5.871     F  1/30    5.800    F  1/ 9    5.728
   T  2/19    5.851     T  1/29    5.840    T  1/ 8    5.750
   W  2/18    5.837     W  1/28    5.942    W  1/ 7    5.787
   T  2/17    5.796     T  1/27    5.940    T  1/ 6    5.718
   M  2/16    5.848     M  1/26    5.897    M  1/ 5    5.735

   F  2/13    5.849     F  1/23    5.970    F  1/ 2    5.838
   T  2/12    5.865     T  1/22    5.865    T  1/ 1    5.925
   W  2/11    5.846     W  1/21    5.811    W 12/31    5.923
   T  2/10    5.922     T  1/20    5.845    T 12/30    5.970
   M  2/ 9    5.943     M  1/19    5.809    M 12/29    5.925
------------------------------------------------------------

     DATE     YIELD      DATE      YIELD     DATE      YIELD
------------------------------------------------------------
   F 12/26    5.899     F 12/ 5    6.083    F 11/14    6.113
   T 12/25    5.911     T 12/ 4    6.049    T 11/13    6.097
   W 12/24    5.913     W 12/ 3    6.015    W 11/12    6.102
   T 12/23    5.872     T 12/ 2    6.036    T 11/11    6.143
   M 12/22    5.885     M 12/ 1    6.037    M 11/10    6.143

   F 12/19    5.922     F 11/28    6.054    F 11/ 7    6.155
   T 12/18    5.934     T 11/27    6.050    T 11/ 6    6.182
   W 12/17    5.997     W 11/26    6.047    W 11/ 5    6.218
   T 12/16    5.963     T 11/25    6.060    T 11/ 4    6.252
   M 12/15    5.972     M 11/24    6.067    M 11/ 3    6.208

   F 12/12    5.925     F 11/21    6.033    F 10/31    6.153
   T 12/11    5.994     T 11/20    6.062
   W 12/10    6.070     W 11/19    6.039
   T 12/09    6.116     T 11/18    6.073
   M 12/08    6.143     M 11/17    6.067
------------------------------------------------------------



Source: Bloomberg, Inc.

     The delayed response of the U.S. Federal Reserve and most other Central Banks to the Asia financial crisis is not usual. The result has been a longer running crisis and one that has spread out (Russia this past summer and Brazil this fall). The Federal Reserve cut rates by 25 basis points three times; the first on September 30th, a second time on October 15th, and a third time on November 17. Other Central Banks have also cut rates. This global response indicates a realization that deflation is just as destabilizing to an economy as inflation. Please see a table of rate cuts announced in October and the first half of November. We believe short interest rates will continue to be cut through at least mid 1999.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------
Central Bank Easings
                                                          October
--------------------------------------------------------------------------------
  1. U.S.               7. Ireland                  13. Indonesia
  2. Canada             8. Denmark                  14. Singapore
  3. U.K.               9. Poland                   15. Thailand
  4. Italy             10. Czech Republic           16. Taiwan
  5. Spain             11. South Korea              17. China
  6. Portugal          12. Malaysia                 18. Russia

                                                          November
--------------------------------------------------------------------------------
  1. Spain              7. Taiwan                   13. Japan
  2. Portugal           8. Ireland                  14. U.S.
  3. Denmark            9. Malaysia                 15. Canada
  4. Sweden            10. Hungary
  5. U.K.              11. Sweden
  6. Chile             12. Brazil

  Portfolio Management

     The structure of the fund was lengthened over the first ten months of the fiscal year. The unfolding of the Asian financial crisis generally favored Treasuries. With the turmoil of August, the market began to anticipate Federal Reserve easings. At the close of the fiscal year with two Federal Reserve easings accomplished, the portfolio duration was reduced slightly. Also in August, the distortions caused by the long running Asian financial crisis hit credit quality spreads. Recently, the Federal Reserve and other Central Bank easings have moderated the credit crunch a bit but the retreat of risk capital will most likely mean wide credit quality spreads remain through much of 1999. Please see chart below.


                       SINGLE-A CORPORATE BOND YIELD minus
                             10 YEAR TREASURY YIELD
                            NOV. 12 217 Basis points



                          SINGLE-A                                          SINGLE-A                                  SINGLE-A
                    CORPORATE BOND YIELD                              CORPORATE BOND YIELD                      CORPORATE BOND YIELD
                            minus                                             minus                                     minus
                           10 YEAR                                           10 YEAR                                   10 YEAR
                       TREASURY YIELD                                    TREASURY YIELD                            TREASURY YIELD
                    --------------------                              --------------------                      --------------------

1 JAN 97                    117                   25 MAR 97                   112           16 JUN 97                   122
2 JAN 97                    115                   26 MAR 97                   108           17 JUN 97                   119
3 JAN 97                    115                   27 MAR 97                   106           18 JUN 97                   121
6 JAN 97                    115                   28 MAR 97                   106           19 JUN 97                   121
7 JAN 97                    117                   31 MAR 97                   106           20 JUN 97                   120
8 JAN 97                    115                   1 APR 97                    107           23 JUN 97                   119
9 JAN 97                    117                   2 APR 97                    109           24 JUN 97                   119
10 JAN 97                   114                   3 APR 97                    110           25 JUN 97                   119
13 JAN 97                   112                   4 APR 97                    112           26 JUN 97                   118
14 JAN 97                   114                   7 APR 97                    112           27 JUN 97                   118
15 JAN 97                   114                   8 APR 97                    110           30 JUN 97                   118
16 JAN 97                   116                   9 APR 97                    110           1 JUL 97                    119
17 JAN 97                   115                   10 APR 97                   109           2 JUL 97                    120
20 JAN 97                   115                   11 APR 97                   108           3 JUL 97                    123
21 JAN 97                   118                   14 APR 97                   108           4 JUL 97                    123
22 JAN 97                   114                   15 APR 97                   112           7 JUL 97                    124
23 JAN 97                   113                   16 APR 97                   110           8 JUL 97                    121
24 JAN 97                   116                   17 APR 97                   111           9 JUL 97                    122
27 JAN 97                   112                   18 APR 97                   114           10 JUL 97                   122
28 JAN 97                   113                   21 APR 97                   113           11 JUL 97                   122
29 JAN 97                   116                   22 APR 97                   114           14 JUL 97                   120
30 JAN 97                   116                   23 APR 97                   114           15 JUL 97                   122
31 JAN 97                   115                   24 APR 97                   110           16 JUL 97                   121
3 FEB 97                    116                   25 APR 97                   111           17 JUL 97                   122
4 FEB 97                    117                   28 APR 97                   113           18 JUL 97                   121
5 FEB 97                    116                   29 APR 97                   120           21 JUL 97                   121
6 FEB 97                    117                   30 APR 97                   118           22 JUL 97                   124
7 FEB 97                    124                   1 MAY 97                    120           23 JUL 97                   121
10 FEB 97                   123                   2 MAY 97                    122           24 JUL 97                   120
11 FEB 97                   116                   5 MAY 97                    119           25 JUL 97                   120
12 FEB 97                   116                   6 MAY 97                    116           28 JUL 97                   119
13 FEB 97                   121                   7 MAY 97                    114           29 JUL 97                   121
14 FEB 97                   119                   8 MAY 97                    112           30 JUL 97                   122
17 FEB 97                   119                   9 MAY 97                    117           31 JUL 97                   122
18 FEB 97                   120                   12 MAY 97                   116           1 AUG 97                    117
19 FEB 97                   119                   13 MAY 97                   114           4 AUG 97                    117
20 FEB 97                   116                   14 MAY 97                   116           5 AUG 97                    117
21 FEB 97                   119                   15 MAY 97                   116           6 AUG 97                    116
24 FEB 97                   119                   16 MAY 97                   115           7 AUG 97                    116
25 FEB 97                   118                   19 MAY 97                   114           8 AUG 97                    117
26 FEB 97                   116                   20 MAY 97                   117           11 AUG 97                   115
27 FEB 97                   116                   21 MAY 97                   117           12 AUG 97                   112
28 FEB 97                   114                   22 MAY 97                   115           13 AUG 97                   116
3 MAR 97                    116                   23 MAY 97                   117           14 AUG 97                   119
4 MAR 97                    114                   26 MAY 97                   117           15 AUG 97                   118
5 MAR 97                    114                   27 MAY 97                   117           18 AUG 97                   120
6 MAR 97                    116                   28 MAY 97                   116           19 AUG 97                   117
7 MAR 97                    119                   29 MAY 97                   117           20 AUG 97                   117
10 MAR 97                   117                   30 MAY 97                   118           21 AUG 97                   117
11 MAR 97                   118                   2 JUN 97                    117           22 AUG 97                   117
12 MAR 97                   117                   3 JUN 97                    118           25 AUG 97                   114
13 MAR 97                   115                   4 JUN 97                    118           26 AUG 97                   118
14 MAR 97                   113                   5 JUN 97                    119           27 AUG 97                   116
17 MAR 97                   114                   6 JUN 97                    123           28 AUG 97                   118
18 MAR 97                   113                   9 JUN 97                    121           29 AUG 97                   115
19 MAR 97                   115                   10 JUN 97                   121           1 SEP 97                    115
20 MAR 97                   114                   11 JUN 97                   120           2 SEP 97                    118
21 MAR 97                   114                   12 JUN 97                   122           3 SEP 97                    115
24 MAR 97                   113                   13 JUN 97                   119           4 SEP 97                    115



                          SINGLE-A                                     SINGLE-A                                       SINGLE-A
                    CORPORATE BOND YIELD                         CORPORATE BOND YIELD                           CORPORATE BOND YIELD
                            minus                                        minus                                          minus
                           10 YEAR                                      10 YEAR                                        10 YEAR
                       TREASURY YIELD                               TREASURY YIELD                                 TREASURY YIELD
                    --------------------                         --------------------                           --------------------

5 SEP 97                    119              27 NOV 97                   125                18 FEB 98                   148
8 SEP 97                    119              28 NOV 97                   124                19 FEB 98                   145
9 SEP 97                    118              1 DEC 97                    124                20 FEB 98                   146
10 SEP 97                   118              2 DEC 97                    124                23 FEB 98                   144
11 SEP 97                   119              3 DEC 97                    126                24 FEB 98                   140
12 SEP 97                   109              4 DEC 97                    126                25 FEB 98                   141
15 SEP 97                   120              5 DEC 97                    122                26 FEB 98                   141
16 SEP 97                   124              8 DEC 97                    122                27 FEB 98                   142
17 SEP 97                   121              9 DEC 97                    125                2 MAR 98                    140
18 SEP 97                   119              10 DEC 97                   126                3 MAR 98                    137
19 SEP 97                   121              11 DEC 97                   126                4 MAR 98                    139
22 SEP 97                   122              12 DEC 97                   129                5 MAR 98                    140
23 SEP 97                   120              15 DEC 97                   126                6 MAR 98                    140
24 SEP 97                   118              16 DEC 97                   126                9 MAR 98                    141
25 SEP 97                   119              17 DEC 97                   126                10 MAR 98                   140
26 SEP 97                   120              18 DEC 97                   127                11 MAR 98                   141
29 SEP 97                   121              19 DEC 97                   128                12 MAR 98                   143
30 SEP 97                   122              22 DEC 97                   126                13 MAR 98                   143
1 OCT 97                    121              23 DEC 97                   127                16 MAR 98                   144
2 OCT 97                    123              24 DEC 97                   125                17 MAR 98                   145
3 OCT 97                    126              25 DEC 97                   125                18 MAR 98                   144
6 OCT 97                    125              26 DEC 97                   125                19 MAR 98                   145
7 OCT 97                    123              29 DEC 97                   125                20 MAR 98                   143
8 OCT 97                    123              30 DEC 97                   126                23 MAR 98                   142
9 OCT 97                    124              31 DEC 97                   126                24 MAR 98                   142
10 OCT 97                   120              1 JAN 98                    126                25 MAR 98                   141
13 OCT 97                   120              2 JAN 98                    129                26 MAR 98                   138
14 OCT 97                   123              5 JAN 98                    134                27 MAR 98                   138
15 OCT 97                   121              6 JAN 98                    139                30 MAR 98                   137
16 OCT 97                   122              7 JAN 98                    137                31 MAR 98                   139
17 OCT 97                   114              8 JAN 98                    140                1 APR 98                    144
20 OCT 97                   122              9 JAN 98                    147                2 APR 98                    144
21 OCT 97                   121              12 JAN 98                   145                3 APR 98                    146
22 OCT 97                   123              13 JAN 98                   143                6 APR 98                    144
23 OCT 97                   121              14 JAN 98                   141                7 APR 98                    145
24 OCT 97                   124              15 JAN 98                   141                8 APR 98                    146
27 OCT 97                   146              16 JAN 98                   141                9 APR 98                    142
28 OCT 97                   130              19 JAN 98                   141                10 APR 98                   142
29 OCT 97                   135              20 JAN 98                   138                13 APR 98                   141
30 OCT 97                   135              21 JAN 98                   140                14 APR 98                   141
31 OCT 97                   132              22 JAN 98                   142                15 APR 98                   142
3 NOV 97                    129              23 JAN 98                   140                16 APR 98                   141
4 NOV 97                    127              26 JAN 98                   140                17 APR 98                   140
5 NOV 97                    130              27 JAN 98                   137                20 APR 98                   140
6 NOV 97                    131              28 JAN 98                   138                21 APR 98                   139
7 NOV 97                    130              29 JAN 98                   143                22 APR 98                   140
10 NOV 97                   130              30 JAN 98                   144                23 APR 98                   139
11 NOV 97                   130              2 FEB 98                    143                24 APR 98                   139
12 NOV 97                   131              3 FEB 98                    145                27 APR 98                   137
13 NOV 97                   129              4 FEB 98                    145                28 APR 98                   135
14 NOV 97                   130              5 FEB 98                    144                29 APR 98                   135
17 NOV 97                   130              6 FEB 98                    144                30 APR 98                   137
18 NOV 97                   127              9 FEB 98                    144                1 MAY 98                    139
19 NOV 97                   128              10 FEB 98                   142                4 MAY 98                    139
20 NOV 97                   127              11 FEB 98                   141                5 MAY 98                    138
21 NOV 97                   128              12 FEB 98                   150                6 MAY 98                    139
24 NOV 97                   128              13 FEB 98                   149                7 MAY 98                    138
25 NOV 97                   127              16 FEB 98                   149                8 MAY 98                    137
26 NOV 97                   125              17 FEB 98                   150                11 MAY 98                   135



                          SINGLE-A                                       SINGLE-A                                     SINGLE-A
                    CORPORATE BOND YIELD                           CORPORATE BOND YIELD                         CORPORATE BOND YIELD
                            minus                                          minus                                        minus
                           10 YEAR                                        10 YEAR                                      10 YEAR
                       TREASURY YIELD                                 TREASURY YIELD                               TREASURY YIELD
                    --------------------                           --------------------                         --------------------

12 MAY 97                   136                3 AUG 98                    145                 23 OCT 98                230
13 MAY 98                   137                4 AUG 98                    146                 26 OCT 98                227
14 MAY 98                   140                5 AUG 98                    146                 27 OCT 98                231
15 MAY 98                   139                6 AUG 98                    147                 28 OCT 98                236
18 MAY 98                   140                7 AUG 98                    147                 29 OCT 98                240
19 MAY 98                   139                10 AUG 98                   147                 30 OCT 98                236
20 MAY 98                   140                11 AUG 98                   147                 2 NOV 98                 229
21 MAY 98                   136                12 AUG 98                   150                 3 NOV 98                 229
22 MAY 98                   137                13 AUG 98                   148                 4 NOV 98                 219
25 MAY 98                   137                14 AUG 98                   149                 5 NOV 98                 225
26 MAY 98                   139                17 AUG 98                   150                 6 NOV 98                 217
27 MAY 98                   140                18 AUG 98                   148                 9 NOV 98                 216
28 MAY 98                   137                19 AUG 98                   149                 10 NOV 98                218
29 MAY 98                   137                20 AUG 98                   148                 11 NOV 98                218
1 JUN 98                    140                21 AUG 98                   159                 12 NOV 98                217
2 JUN 98                    138                24 AUG 98                   161                 13 NOV 98                215
3 JUN 98                    137                25 AUG 98                   158                 16 NOV 98                214
4 JUN 98                    137                26 AUG 98                   172                 17 NOV 98                209
5 JUN 98                    135                27 AUG 98                   181                 18 NOV 98                212
8 JUN 98                    135                28 AUG 98                   184                 19 NOV 98                209
10 JUN 98                   135                31 AUG 98                   184                 20 NOV 98                206
19 JUN 98                   136                1 SEP 98                    183                 23 NOV 98                204
11 JUN 98                   138                2 SEP 98                    180                 24 NOV 98                203
12 JUN 98                   141                3 SEP 98                    186                 25 NOV 98                201
15 JUN 98                   141                4 SEP 98                    184                 26 NOV 98                201
16 JUN 98                   138                7 SEP 98                    184                 27 NOV 98                202
17 JUN 98                   136                8 SEP 98                    185                 30 NOV 98                204
18 JUN 98                   136                9 SEP 98                    192                 1 DEC 98                 209
19 JUN 98                   139                10 SEP 98                   203                 2 DEC 98                 215
22 JUN 98                   140                11 SEP 98                   201                 3 DEC 98                 221
23 JUN 98                   142                14 SEP 98                   198                 4 DEC 98                 219
24 JUN 98                   144                15 SEP 98                   199                 7 DEC 98                 212
25 JUN 98                   143                16 SEP 98                   198                 8 DEC 98                 209
26 JUN 98                   142                17 SEP 98                   203                 9 DEC 98                 219
29 JUN 98                   142                18 SEP 98                   211                 10 DEC 98                222
30 JUN 98                   142                21 SEP 98                   212                 11 DEC 98                217
1 JUL 98                    145                22 SEP 98                   209                 14 DEC 98                221
2 JUL 98                    144                23 SEP 98                   213                 15 DEC 98                218
3 JUL 98                    144                24 SEP 98                   216                 16 DEC 98                219
6 JUL 98                    144                25 SEP 98                   219                 17 DEC 98                218
7 JUL 98                    144                28 SEP 98                   221                 18 DEC 98                218
8 JUL 98                    143                29 SEP 98                   217                 21 DEC 98                216
9 JUL 98                    144                30 SEP 98                   227                 22 DEC 98                213
10 JUL 98                   145                1 OCT 98                    234                 23 DEC 98                209
13 JUL 98                   144                2 OCT 98                    231                 24 DEC 98                208
14 JUL 98                   145                5 OCT 98                    235                 25 DEC 98                 NA
15 JUL 98                   143                6 OCT 98                    236                 28 DEC 98                 NA
16 JUL 98                   144                7 OCT 98                    233
17 JUL 98                   144                8 OCT 98                    234
20 JUL 98                   145                9 OCT 98                    223
21 JUL 98                   145                12 OCT 98                   223
22 JUL 98                   145                13 OCT 98                   225
23 JUL 98                   145                14 OCT 98                   232
24 JUL 98                   145                15 OCT 98                   245
27 JUL 98                   144                16 OCT 98                   246
28 JUL 98                   143                19 OCT 98                   243
29 JUL 98                   144                20 OCT 98                   240
30 JUL 98                   144                21 OCT 98                   234
31 JUL 98                   141                22 OCT 98                   236



Source: ISI Inc.

Performance Review

     During the fiscal year, rates dropped across the maturity spectrum with the largest declines occurring in the 2 to 7 year maturity range. The steep drop also produced an inverted yield curve for 3 months to 2 years (4.31% vs. 4.11%).

U.S. Treasury Yields

Maturity                  10/31/97              10/31/98            Yield change
--------------------------------------------------------------------------------
 3 month                    5.19%                 4.31%                -88 bp
--------------------------------------------------------------------------------
 1 year                     5.34                  4.17                -117 bp
 2 years                    5.60                  4.11                -149 bp
 3 years                    5.68                  4.35                -133 bp
 5 years                    5.71                  4.22                -149 bp
 7 years                    5.84                  4.51                -133 bp
10 years                    5.83                  4.60                -123 bp
30 years                    6.15                  5.15                -100 bp

     On a total return basis, longer maturities performed better than shorter maturities, even though they declined by a smaller number of basis points. For example, 5-year notes purchased in October, 1997 produced a total return of 10.5% through October, 1998 while 30-year bonds produced an 18.2% total return for the same period. The Fund's long maturity orientation meant it performed well this fiscal year.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,


/s/ R. Alan Medaugh
-----------------------------
R. Alan Medaugh
President
November 19, 1998

ECONOMIC OUTLOOK FOR 1999
--------------------------------------------------------------------------------
Overview

     We expect the U.S. economy will slow over the next six months. Of greater investment importance, we see inflation turning into deflation. The Deflator, a very broad measure of inflation, is likely to register negative readings in the first half of 1999. Interest rates are likely to fall. For example the 30-Year U.S. Treasury rate (the benchmark) should decline by one-half of a percent during the first half of 1999. The U.S. Federal Reserve has cut its key short term rate three times this year and we expect two more cuts in the first half of 1999, reducing the rate to 4.25% from its starting level of 5.50%. Please see table below.

  ISI Economic Forecast

                          98:1Q     98:2Q     98:3Q    98:4Q     99:1Q     99:2Q
--------------------------------------------------------------------------------
  Nominal GDP             6.4%       2.7%     4.1%      2.0%     1.5%      1.5%
--------------------------------------------------------------------------------
  GDP Deflator            1.1%       0.9%     0.8%      0.0%    -0.5%     -0.5%
  Real GDP                5.4%       1.8%     3.3%      2.0%     2.0%      2.0%
  30 Year Bond Yields*    5.9%       5.6%     5.0%      5.1%     4.7%      4.6%
  Fed Funds Rate*         5.5%       5.5%     5.2%      4.7%     4.5%      4.2%

**End of Quarter

Synchronized Interest Rate Cutting

     The strongest current theme is the global flood of Central Bank easings and calls for more easings. This is not your typical backdrop for financial assets. We counted 18 Central Bank easings in October, and we're already up to 15 through mid-November. The International Monetary Fund (IMF) has urged French policymakers to cut rates. Germany's top economic adviser hinted at a "temporary" relaxation of Maastricht budgetary rigor. We have the feeling that Japanese policymakers have made more progress recently than they have made in the past 7 years. The latest stimulus plan could top $180 billion. The Liberal Democratic Party (LDP) agreed to a voucher plan designed to stimulate consumer spending rather than saving. The Bank of Japan (BoJ) has pushed the overnight call rate below 0.20% from 0.50%. The BoJ recently announced a host of new steps to inject more liquidity, including buying corporate bonds for the first time. The Nihon Keizai Shimbun, a Japanese business newspaper, reported that 15 of Japan's biggest lenders will issue preferred securities as a first step in the government's capital injection program. On top of a recent bank bailout program, the Government will also lend $1 billion to Nissan Motor.

     We believe that Central Banks will in large part justify upcoming rate cuts with "tame inflation outlook" arguments. That is what Sweden's Central Bank did recently. We believe Central Banks will consider deflation just as destabilizing as inflation. The Group of 7 Industrialized Nations (G7) composite consumer inflation measure is likely to slow to a new low of 1.1% year to year when all the October numbers are in. Odds of lower inflation are very high. Odds of global deflation are above 50% (more on this below). G7 economic growth is now clearly slowing. The newly elected German government was successful in large part because of its call for faster economic growth, i.e. lower rates and more money growth.

Synchronized Global Cost Cutting

     Shades of a deflationary cost-cutting spiral are developing. Japan Air Lines (JAL) is cutting salaries. GM will "focus on slicing costs" in 1999. Chrysler wants to cut costs by $1.5 billion. Malaysian oil producers aim to cut costs by 30%. Also, Singapore announced plans in mid-November to make local industry more competitive, particularly electronics companies, by cutting company wage costs an astounding 15%. The value of the cuts equal to an incredible 7% of Singapore's GDP. U.S. companies, in an effort to stay profitable, have accelerated layoffs. It is now estimated that calendar year 1998 will register the most layoffs in the 1990's. As an example of the fast pace, ISI has counted 49 layoff announcements in the first half of November with a total of 40,000 jobs involved.

ECONOMIC OUTLOOK FOR 1998 (CONCLUDED)
--------------------------------------------------------------------------------

Bond Market Support

     Institutional investors have become bullish on bonds, extending their portfolios. This is often a negative indicator because they have invested and therefore prices reflect a lot of good news. Offsetting this today are two powerful forces. First, as we have outlined above, short term rates are likely to fall and that might push individuals out of money funds, etc. into longer maturities as occurred in the early 1990's. Please see Money Mountain graph below.


                         MONEY MARKET FUNDS + SMALL CDs
                             OCT. 26 $1714.8 billion


       MONEY
     MOUNTAIN

 7 JAN 85  1,059.7
14 JAN 85  1,061.4
21 JAN 85  1,061 3
28 JAN 85  1,061.2
 4 FEB 85  1,060.0
11 FEB 85  1,059.8
18 FEB 85  1,060.3
25 FEB 85  1,059.5
 4 MAR 85  1,059.2
11 MAR 85  1,059.4
18 MAR 85  1,059.6
25 MAR 85  1,061.2
 1 APR 85  1,063.2
 8 APR 85  1,062.0
15 APR 85  1,060.6
22 APR 85  1,062.7
29 APR 85  1,062.7
 6 MAY 85  1,063.4
13 MAY 85  1,064.0
20 MAY 85  1,064.8
27 MAY 85  1,064.9
 3 JUN 85  1,066.0
10 JUN 85  1,066.7
17 JUN 85  1,067.6
24 JUN 85  1,069.8
 1 JUL 85  1,070.3
 8 JUL 85  1,067.9
15 JUL 85  1,067.0
22 JUL 85  1,065.3
29 JUL 85  1,063.8
 5 AUG 85  1,063.0
12 AUG 85  1,062.9
19 AUG 85  1,061.9
26 AUG 85  1,060.8
 2 SEP 85  1,060.8
 9 SEP 85  1,059.7
16 SEP 85  1,059.7
23 SEP 85  1,059.8
30 SEP 85  1,061.2
 7 OCT 85  1,060.7
14 OCT 85  1,060.0
21 OCT 85  1,059.4
28 OCT 85  1,058.5
 4 NOV 85  1,058.0
11 NOV 85  1,058.2
18 NOV 85  1,058.0
25 NOV 85  1,058.7
 2 DEC 85  1,060.2
 9 DEC 85  1,061.1
16 DEC 85  1,061.8
23 DEC 85  1,063.0
30 DEC 85  1,064.0
 6 JAN 86  1,066.2
13 JAN 86  1,067.5
20 JAN 86  1,069.1

27 JAN 86  1,071.6
 3 FEB 86  1,072.0
10 FEB 86  1,072.8
17 FEB 86  1,073.7
24 FEB 86  1,073.5
 3 MAR 86  1,075.2
10 MAR 86  1,077.6

       MONEY
     MOUNTAIN

17 MAR 86  1,079.9
24 MAR 86  1,081.9
31 MAR 86  1,086.2
 7 APR 86  1,085.4
14 APR 86  1,086.7
21 APR 86  1,088.0
28 APR 86  1,088.6
 5 MAY 86  1,088.5
12 MAY 86  1,089.0
19 MAY 86  1,089.4
26 MAY 86  1,088.3
 2 JUN 86  1,086.9
 9 JUN 86  1,086.1
16 JUN 86  1,086.5
23 JUN 86  1,087.9
30 JUN 86  1,087.4
 7 JUL 86  1,087.4
14 JUL 86  1,086.9
21 JUL 86  1,087.3
28 JUL 86  1,087.2
 4 AUG 86  1,087.2
11 AUG 86  1,087.2
18 AUG 86  1,084.4
25 AUG 86  1,083.1
 1 SEP 86  1,082.1
 8 SEP 86  1,081.6
15 SEP 86  1,081.7
22 SEP 86  1,083.8
29 SEP 86  1,084.9
 6 OCT 86  1,083.5
13 OCT 86  1,081.4
20 OCT 86  1,079.0
27 OCT 86  1,077.4
 3 NOV 86  1,075.5
10 NOV 86  1,072.0
17 NOV 86  1,071.1
24 NOV 86  1,070.4
 1 DEC 86  1,069.0
 8 DEC 86  1,067.3
15 DEC 86  1,067.9
22 DEC 86  1,069.3
29 DEC 86  1,069.2
 5 JAN 87  1,071.5
12 JAN 87  1,069.6
19 JAN 87  1,066.7
26 JAN 87  1,066.4
 2 FEB 87  1,064.6

 9 FEB 87  1,064.6
16 FEB 87  1,065.1
23 FEB 87  1,063.2
 2 MAR 87  1,062.5
 9 MAR 87  1,062.4
16 MAR 87  1,061.8
23 MAR 87  1,060.7
30 MAR 87  1,060.7
 6 APR 87  1,059.7
13 APR 87  1,058.7
20 APR 87  1,059.6
27 APR 87  1,060.1
 4 MAY 87  1,061.0
11 MAY 87  1,058.9
18 MAY 87  1,059.0


       MONEY
     MOUNTAIN


25 MAY 87  1,061.1
 1 JUN 87  1,063.2
 8 JUN 87  1,066.7
15 JUN 87  1,066.7
22 JUN 87  1,067.8
29 JUN 87  1,069.4
 6 JUL 87  1,073.1
13 JUL 87  1,074.6
20 JUL 87  1,075.6
27 JUL 87  1,078.7
 3 AUG 87  1,081.4
10 AUG 87  1,084.5
17 AUG 87  1,086.3
24 AUG 87  1,088.2
31 AUG 87  1,089.5
 7 SEP 87  1,093.2
14 SEP 87  1,096.7
21 SEP 87  1,099.1
28 SEP 87  1,100.1
 5 OCT 87  1,103.5
12 OCT 87  1,106.3
19 OCT 87  1,109.5
26 OCT 87  1,118.1
 2 NOV 87  1,121.8
 9 NOV 87  1,126.4
16 NOV 87  1,130.7
23 NOV 87  1,133.5
30 NOV 87  1,135.2
 7 DEC 87  1,139.6
14 DEC 87  1,143.6
21 DEC 87  1,147.6
28 DEC 87  1,148.9
 4 JAN 88  1,151.2
11 JAN 88  1,154.8
18 JAN 88  1,161.1
25 JAN 88  1,166.0
 1 FEB 88  1,172.2
 8 FEB 88  1,176.1
15 FEB 88  1,181.0

22 FEB 88  1,184.2
29 FEB 88  1,187.0
 7 MAR 88  1,190.2
14 MAR 88  1,192.5
21 MAR 88  1,196.1
28 MAR 88  1,198.2
 4 APR 88  1,200.4
11 APR 88  1,203.3
18 APR 88  1,203.6
25 APR 88  1,207.1
 2 MAY 88  1,208.1
 9 MAY 88  1,208.9
16 MAY 88  1,210.7
23 MAY 88  1,213.1
30 MAY 88  1,213.8
 6 JUN 88  1,212.5
13 JUN 88  1,212.2
20 JUN 88  1,213.4
27 JUN 88  1,216.3
 4 JUL 88  1,217.6
11 JUL 88  1,219.2
18 JUL 88  1,221.4
25 JUL 88  1,222.7


       MONEY
     MOUNTAIN


 1 AUG 88  1,224.6
 8 AUG 88  1,225.5
15 AUG 88  1,227.9
22 AUG 88  1,232 1
29 AUG 88  1,233.6
 5 SEP 88  1,236.2
12 SEP 88  1,239.0
19 SEP 88  1,243.0
26 SEP 88  1,245.9
 3 OCT 88  1,250.7
10 OCT 88  1,253.2
17 OCT 88  1,256.2
24 OCT 88  1,259.3
31 OCT 88  1,261.6
 7 NOV 88  1,265.8
14 NOV 88  1,269.3
21 NOV 88  1,273.6
28 NOV 88  1,275.8
 5 DEC 88  1,277.2
12 DEC 88  1,279.7
19 DEC 88  1,283.0
26 DEC 88  1,285.3
 2 JAN 89  1,289.9
 9 JAN 89  1,291.5
16 JAN 89  1,296.4
23 JAN 89  1,299.9
30 JAN 89  1,303.5
 6 FEB 89  1,305.9
13 FEB 89  1,309.1
20 FEB 89  1,313.9
27 FEB 89  1,316.3

 6 MAR 89  1,321.9
13 MAR 89  1,325.9
20 MAR 89  1,330.3
27 MAR 89  1,335.3
 3 APR 89  1,341.1
10 APR 89  1,346.6
17 APR 89  1,352.0
24 APR 89  1,357.6
 1 MAY 89  1,362.7
 8 MAY 89  1,369.2
15 MAY 89  1,375.0
22 MAY 89  1,382.1
29 MAY 89  1,385.0
 5 JUN 89  1,389.7
12 JUN 89  1,395.2
19 JUN 89  1,400.5
26 JUN 89  1,404.9
 3 JUL 89  1,409.4
10 JUL 89  1,413.8
17 JUL 89  1,417.6
24 JUL 89  1,420.4
31 JUL 89  1,423.3
 7 AUG 89  1,428.7
14 AUG 89  1,431.8
21 AUG 89  1,435.9
28 AUG 89  1,438.4
 4 SEP 89  1,440.7
11 SEP 89  1,442.6
18 SEP 89  1,445.9
25 SEP 89  1,449.0
 2 OCT 89  1,452.5


       MONEY
     MOUNTAIN


 9 OCT 89  1,453.5
16 OCT 89  1,454.1
23 OCT 89  1,458.8
30 OCT 89  1,460.4
 6 NOV 89  1,462.9
13 NOV 89  1,465.6
20 NOV 89  1,465.6
27 NOV 89  1,467.1
 4 DEC 89  1,470.0
11 DEC 89  1,470.8
18 DEC 89  1,472.6
25 DEC 89  1,474.9
 1 JAN 90  1,476.2
 8 JAN 90  1,476.6
15 JAN 90  1,476.0
22 JAN 90  1,476.7
29 JAN 90  1,478.4
 5 FEB 90  1,480.8
12 FEB 90  1,481.8
19 FEB 90  1,482.1
26 FEB 90  1,483.8
 5 MAR 90  1,482.7
12 MAR 90  1,485.0

19 MAR 90  1,486.2
26 MAR 90  1,488.2
 2 APR 90  1,490.1
 9 APR 90  1,490.0
16 APR 90  1,489.1
23 APR 90  1,491.0
30 APR 90  1,493.5
 7 MAY 90  1,492.4
14 MAY 90  1,492.2
21 MAY 90  1,489.1
28 MAY 90  1,489.6
 4 JUN 90  1,492.3
11 JUN 90  1,492.5
18 JUN 90  1,497.9
25 JUN 90  1,498.0
 2 JUL 90  1,500.8
 9 JUL 90  1,499.7
16 JUL 90  1,501.9
23 JUL 90  1,503.1
30 JUL 90  1,505.9
 6 AUG 90  1,507.5
13 AUG 90  1,511.4
20 AUG 90  1,511.1
27 AUG 90  1,514.5
 3 SEP 90  1,516.5
10 SEP 90  1,516.7
17 SEP 90  1,517.1
24 SEP 90  1,518.4
 1 OCT 90  1,521.1
 8 OCT 90  1,522.9
15 OCT 90  1,522.3
22 OCT 90  1,523.4
29 OCT 90  1,523.5
 5 NOV 90  1,523.3
12 NOV 90  1,524.4
19 NOV 90  1,523.9
26 NOV 90  1,525.3
 3 DEC 90  1,527.8
10 DEC 90  1,527.6


       MONEY
     MOUNTAIN


17 DEC 90  1,528.8
24 DEC 90  1,530.2
31 DEC 90  1,533.9
 7 JAN 91  1,534.6
14 JAN 91  1,538.6
21 JAN 91  1,541.2
28 JAN 91  1,542.5
 4 FEB 91  1,543.1
11 FEB 91  1,544.0
18 FEB 91  1,542.3
25 FEB 91  1,545.1
 4 MAR 91  1,545.0
11 MAR 91  1,543.6
18 MAR 91  1,543.7
25 MAR 91  1,544.3

 1 APR 91  1,542.5
 8 APR 91  1,541.3
15 APR 91  1,538.3
22 APR 91  1,537.1
29 APR 91  1,534.5
 6 MAY 91  1,533.0
13 MAY 91  1,531.4
20 MAY 91  1,528.2
27 MAY 91  1,525.6
 3 JUN 91  1,523.0
10 JUN 91  1,519.1
17 JUN 91  1,518.0
24 JUN 91  1,516.1
 1 JUL 91  1,515.4
 8 JUL 91  1,511.6
15 JUL 91  1,508.8
22 JUL 91  1,506.5
29 JUL 91  1,501.9
 5 AUG 91  1,497.5
12 AUG 91  1,496.1
19 AUG 91  1,493.0
26 AUG 91  1,492.2
 2 SEP 91  1,488.9
 9 SEP 91  1,486.2
16 SEP 91  1,484.2
23 SEP 91  1,481.4
30 SEP 91  1.476.8
 7 OCT 91  1,473.1
14 OCT 91  1,470.8
21 OCT 91  1,467.9
28 OCT 91  1,463.1
 4 NOV 91  1,457.8
11 NOV 91  1,457.1
18 NOV 91  1,452.7
25 NOV 91  1,450.5
 2 DEC 91  1,446.3
 9 DEC 91  1,442.4
16 DEC 91  1,442.6
23 DEC 91  1,434.8
30 DEC 91  1,430.0
 6 JAN 92  1,420.6
13 JAN 92  1,416.7
20 JAN 92  1,411.6
27 JAN 92  1,409.5
 3 FEB 92  1,404.3
10 FEB 92  1,398.9
17 FEB 92  1,393.9


       MONEY
     MOUNTAIN


24 FEB 92  1,390.6
 2 MAR 92  1,386.7
 9 MAR 92  1,378.7
16 MAR 92  1,372.7
23 MAR 92  1,368.2
30 MAR 92  1,362.4
 6 APR 92  1,356.3

13 APR 92  1,352.8
20 APR 92  1,346.8
27 APR 92  1,343.3
 4 MAY 92  1,339.8
11 MAY 92  1,333.9
18 MAY 92  1,329.0
25 MAY 92  1,325.7
 1 JUN 92  1,323.7
 8 JUN 92  1,320.2
15 JUN 92  1,316.6
22 JUN 92  1,313.8
29 JUN 92  1,310.1
 6 JUL 92  1,303.2
13 JUL 92  1,303.5
20 JUL 92  1,296.9
27 JUL 92  1,293.9
 3 AUG 92  1,290.3
10 AUG 92  1,284.7
17 AUG 92  1,282.6
24 AUG 92  1,280.3
31 AUG 92  1,279.3
 7 SEP 92  1,273.7
14 SEP 92  1,270.3
21 SEP 92  1,264.7
28 SEP 92  1,261.7
 5 OCT 92  1,256.0
12 OCT 92  1,257.7
19 OCT 92  1,255.0
26 OCT 92  1,250.8
 2 NOV 92  1,248.1
 9 NOV 92  1,241.1
16 NOV 92  1,236.1
23 NOV 92  1,232.4
30 NOV 92  1,232.0
 7 DEC 92  1,228.2
14 DEC 92  1,223.5
21 DEC 92  1,221.5
28 DEC 92  1,217.8
 4 JAN 93  1,217.5
11 JAN 93  1,215.7
18 JAN 93  1,211.0
25 JAN 93  1,209.8
 1 FEB 93  1,206.1
 8 FEB 93  1,203.6
15 FEB 93  1,201.2
22 FEB 93  1,201.7
 1 MAR 93  1,199.9
 8 MAR 93  1,198.9
15 MAR 93  1,196.3
22 MAR 93  1,194.3
29 MAR 93  1,192.3
 5 APR 93  1,187.6
12 APR 93  1,187.5
19 APR 93  1,184.7
26 APR 93  1,184.4


       MONEY
     MOUNTAIN

 3 MAY 93  1,184.6
10 MAY 93  1,181.9
17 MAY 93  1,179.1
24 MAY 93  1,180.6
31 MAY 93  1,178.7
 7 JUN 93  1,177.5
14 JUN 93  1,175.6
21 JUN 93  1,172.6
29 JUN 93  1,168.0
 5 JUL 93  1,163.0
12 JUL 93  1,165.1
19 JUL 93  1,162.2
26 JUL 93  1,160.5
 2 AUG 93  1,159.2
 9 AUG 93  1,156.1
16 AUG 93  1,153.7
23 AUG 93  1,153.9
30 AUG 93  1,150.6
 6 SEP 93  1,149.0
13 SEP 93  1,150.6
20 SEP 93  1,148.2
27 SEP 93  1,148.6
 4 OCT 93  1,146.3
11 OCT 93  1,145.2
18 OCT 93  1,142.2
25 OCT 93  1,141.5
 1 NOV 93  1,142.2
 8 NOV 93  1,140.4
15 NOV 93  1,140.3
22 NOV 93  1,143.2
29 NOV 93  1,140.8
 6 DEC 93  1,139.4
13 DEC 93  1,139.6
20 DEC 93  1,138.3
27 DEC 93  1,136.2
 3 JAN 94  1,137.3
10 JAN 94  1,137.7
17 JAN 94  1,133.7
24 JAN 94  1,133.7
31 JAN 94  1,131.3
 7 FEB 94  1,130.3
14 FEB 94  1,129.7
21 FEB 94  1,128.6
28 FEB 94  1,127.7
 7 MAR 94  1,128.4
14 MAR 94  1,129.0
21 MAR 94  1,129.3
28 MAR 94  1,127.4
 4 APR 94  1,127.3
11 APR 94  1,134.6
18 APR 94  1,135.0
25 APR 94  1,138.8
 2 MAY 94  1,138.9
 9 MAY 94  1,141.0
16 MAY 94  1,140.4
23 MAY 94  1,142.2
30 MAY 94  1,138.2
 6 JUN 94  1,137.6
13 JUN 94  1,138.3

20 JUN 94  1,136.9
27 JUN 94  1,138.4
 4 JUL 94  1,141.1


       MONEY
     MOUNTAIN


11 JUL 94  1,145.3
18 JUL 94  1,146.2
25 JUL 94  1,147.2
 1 AUG 94  1,148.5
 8 AUG 94  1,150.7
15 AUG 94  1,151.5
22 AUG 94  1,153.7
29 AUG 94  1,150.3
 5 SEP 94  1,151.4
12 SEP 94  1,156.6
19 SEP 94  1,159.5
26 SEP 94  1,161.3
 3 OCT 94  1,164.0
10 OCT 94  1,168.6
17 OCT 94  1,170.9
24 OCT 94  1,172.8
31 OCT 94  1,176.3
 7 NOV 94  1,179.6
14 NOV 94  1,184.3
21 NOV 94  1,188.4
28 NOV 94  1,190.3
 5 DEC 94  1,195.0
12 DEC 94  1,199.5
19 DEC 94  1,202.7
26 DEC 94  1,205.4
 2 JAN 95  1,209.5
 9 JAN 95  1,213.6
16 JAN 95  1,220.3
23 JAN 95  1,225.8
30 JAN 95  1,230.4
 6 FEB 95  1,233.6
13 FEB 95  1,238.9
20 FEB 95  1,241.9
27 FEB 95  1,248.9
 6 MAR 95  1,250.2
13 MAR 95  1,259.4
20 MAR 95  1,262.2
27 MAR 95  1,266.6
 3 APR 95  1,269.7
10 APR 95  1,275.9
17 APR 95  1,280.0
24 APR 95  1,285.6
 1 MAY 95  1,288.3
 8 MAY 95  1,295.8
15 MAY 95  1,298.1
22 MAY 95  1,307.1
29 MAY 95  1,309.6
 5 JUN 95  1,315.4
12 JUN 95  1,322.9
19 JUN 95  1,326.3
26 JUN 95  1,328.2

 3 JUL 95  1,333.6
10 JUL 95  1,338.1
17 JUL 95  1,340.9
24 JUL 95  1,346.5
31 JUL 95  1,347.5
 7 AUG 95  1,352.6
14 AUG 95  1,354.1
21 AUG 95  1,357.8
28 AUG 95  1,359.0
 4 SEP 95  1,363.2
11 SEP 95  1,364.4

       MONEY
     MOUNTAIN

18 SEP 95  1,365.9
25 SEP 95  1,365.7
 2 OCT 95  1,368.2
 9 OCT 95  1,370.6
16 OCT 95  1,371.7
23 OCT 95  1,373.3
30 OCT 95  1,374.7
 6 NOV 95  1,376.6
13 NOV 95  1,379.8
20 NOV 95  1,380.6
27 NOV 95  1,383.1
 4 DEC 95  1,384.1
11 DEC 95  1,385.3
18 DEC 95  1,389.0
25 DEC 95  1,390.1
 1 JAN 96  1,389.5
 8 JAN 96  1,391.3
15 JAN 96  1,398.0
22 JAN 96  1,394.3
29 JAN 96  1,394.5
 5 FEB 96  1,394.0
12 FEB 96  1,398.6
19 FEB 96  1,400.9
26 FEB 96  1,408.6
 4 MAR 96  1,407.3
11 MAR 96  1,407.8
18 MAR 96  1,410.6
25 MAR 96  1,410.3
 1 APR 96  1,410.0
 8 APR 96  1,412.1
15 APR 96  1,415.4
22 APR 96  1,411.5
29 APR 96  1,408.3
 6 MAY 96  1,411.0
13 MAY 96  1,418.5
20 MAY 96  1,414.0
27 MAY 96  1,412.4
 3 JUN 96  1,419.1
10 JUN 96  1,420.5
17 JUN 96  1,424.7
24 JUN 96  1,424.5
 1 JUL 96  1,424.3
 8 JUL 96  1,428.0

15 JUL 96  1,428.6
22 JUL 96  1,433.6
29 JUL 96  1,433.0
 5 AUG 96  1,433.7
12 AUG 96  1,435.8
19 AUG 96  1,438.6
26 AUG 96  1,439.7
 2 SEP 96  1,441.8
 9 SEP 96  1,445.4
16 SEP 96  1,446.3
23 SEP 96  1,446.1
30 SEP 96  1,446.2
 7 OCT 96  1,449.3
14 OCT 96  1,453.2
21 OCT 96  1,455.4
28 OCT 96  1,458.9
 4 NOV 96  1,459.9
11 NOV 96  1,462.2
18 NOV 96  1,461.6


       MONEY
     MOUNTAIN


25 NOV 96  1,461.8
 2 DEC 96  1,462.0
 9 DEC 96  1,469.8
16 DEC 96  1,470.9
23 DEC 96  1,473.9
30 DEC 96  1,473.8
 6 JAN 97  1,475.6
13 JAN 97  1,480.4
20 JAN 97  1,476.9
27 JAN 97  1,478.2
 3 FEB 97  1,483.7
10 FEB 97  1,485.6
17 FEB 97  1,487.0
24 FEB 97  1,485.5
 3 MAR 97  1,488.8
10 MAR 97  1,493.5
17 MAR 97  1,493.3
24 MAR 97  1,495.0
31 MAR 97  1,497.9
 7 APR 97  1,503.9
14 APR 97  1,507.0
21 APR 97  1,507.7
28 APR 97  1,505.4
 5 MAY 97  1,501.6
12 MAY 97  1,506.9
19 MAY 97  1,510.3
26 MAY 97  1,513.7
 2 JUN 97  1,514.8
 9 JUN 97  1,519.6
16 JUN 97  1,518.3
23 JUN 97  1,519.3
30 JUN 97  1,521.5
 7 JUL 97  1,528.8
14 JUL 97  1,526.9
21 JUL 97  1,527.0

28 JUL 97  1,528.8
 4 AUG 97  1,531.3
11 AUG 97  1,538.7
18 AUG 97  1,544.2
25 AUG 97  1,545.1
 1 SEP 97  1,553.5
 8 SEP 97  1,555.3
15 SEP 97  1,557.3
22 SEP 97  1,555.8
29 SEP 97  1,555.8
 6 OCT 97  1,557.2
13 OCT 97  1,560.8
20 OCT 97  1,564.3
27 OCT 97  1,564.9
 3 NOV 97  1,567.0
10 NOV 97  1,567.7
17 NOV 97  1,569.8
24 NOV 97  1,573.0
 1 DEC 97  1,570.6
 8 DEC 97  1,574.5
15 DEC 97  1,571.3
22 DEC 97  1,571.1
29 DEC 97  1,574.0
 5 JAN 98  1,576.0
12 JAN 98  1,585.3
19 JAN 98  1,587.4
26 JAN 98  1,589.7


       MONEY
     MOUNTAIN


 2 FEB 98  1,590.6
 9 FEB 98  1,595.6
16 FEB 98  1,600.1
23 FEB 98  1,606.5
 2 MAR 98  1,605.4
 9 MAR 98  1,609.9
16 MAR 98  1,609.8
23 MAR 98  1,611.7
30 MAR 98  1,613.6
 6 APR 98  1,613.9
13 APR 98  1,620.4
20 APR 98  1,617.4
27 APR 98  1,620.6
 4 MAY 98  1,619.5
11 MAY 98  1,624.1
18 MAY 98  1,623.6
25 MAY 98  1,628.4
 1 JUN 98  1,632.5
 8 JUN 98  1,635.8
15 JUN 98  1,634.7
22 JUN 98  1,638.2
29 JUN 98  1,639.0
 6 JUL 98  1,635.0
13 JUL 98  1,637.9
20 JUL 98  1,634.9
27 JUL 98  1,641.7
 3 AUG 98  1,644.9

10 AUG 98  1,650.6
17 AUG 98  1,653.5
24 AUG 98  1,660.2
31 AUG 98  1,665.8
 7 SEP 98  1,676.5
14 SEP 98  1,684.9
21 SEP 98  1,690.2
28 SEP 98  1,689.8
 5 OCT 98  1,686.8
12 OCT 98  1,696.2
19 OCT 98  1,705.9
26 OCT 98  1,712.2
 2 NOV 98  1,712.4
 9 NOV 98  1,714.5
16 NOV 98  1,712.9
23 NOV 98  1,711.2
30 NOV 98  1,711.1
 7 DEC 98  1,713.8
14 DEC 98  1,718.3
21 DEC 98     NA
28 DEC 98     NA


Source: ISI Inc.

     And second, Japan, a heavy world saver, has extremely low interest rates and a significant CD rollover problem. The problem is that $100 billion in CDs purchased 5 years ago at a 6% interest rate are coming due. The new 5-year rate is approximately 0.75%. That means individuals are faced with the prospect of receiving only one eighth of their current income if they buy a new 5-year investment. Capital outflows from Japan are likely to result and the U.S. market with its higher rates is a strong candidate for this investment flow.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception on August 10, 1988 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and 2.00% maximum contingent deferred sales charge for the Fund's Class B Shares.

     While the following charts are required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and 2.00% maximum contingent deferred sales charge for the Fund's Class B Shares. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Additional Performance Information (concluded)

Change in Value of a $10,000 Investment in Class A Shares*
August 10, 1988-October 31, 1998 Average Annual Total Return*

         Treasury Fund Class A      Lehman Intermediate       Lehman Treasury Index     Lehman Long-Term Index

 8/88             9550                    10000                        10000                    10000
10/88             9846                    10313                        10407                    10685
10/89            11015                    11388                        11676                    12493
10/90            11173                    12266                        12345                    12592
10/91            12948                    13889                        14140                    14876
10/92            14109                    15268                        15608                    16593
10/93            16555                    16685                        17659                    20526
10/94            15526                    16400                        16871                    18143
10/95            18334                    18329                        19464                    23016
10/96            18965                    19359                        20449                    23810
10/97            20671                    20766                        22210                    26815
10/98            22208                    22793                        24780                    31189


Periods Ended 10/31/98     1 Year        5 Years     10 Years  Since Inception**
--------------------------------------------------------------------------------
Class A Shares              7.44%         6.05%        8.47%          8.60%
--------------------------------------------------------------------------------

**These figures assume the reinvestment of dividends and capital gains distributions and include the Fund's 4.50% maximum sales charge. The Lehman Brothers indices listed above are unmanaged. The Intermediate Index and the Long-Term Index reflect the performance of U.S. Treasury securities in their respective sectors. The Treasury Index is more of a general index in that it reflects the performance of all public obligations and does not focus on any one particular segment. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each U.S. Treasury sector. Currently, the Fund's weighted average maturity is approximately 11.6 years. Past performance is not an indicator of future results. Investment return and principal value may fluctuate, so that an investor's shares, when redeemed, may not be worth more or less than their original cost.

**8/10/88.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Change in Value of a $10,000 Investment in Class B Shares*
June 20, 1996-October 31, 1998 Average Annual Total Return*

         Treasury Fund Class B      Lehman Intermediate       Lehman Treasury Index     Lehman Long-Term Index
6/96             10000                     10000                     10000                     10000
10/96            10637                     10338                     10391                     10551
4/97             10620                     10513                     10520                     10546
10/97            11340                     11089                     11285                     11884
4/98             11860                     11428                     11688                     12476
10/98            12858                     12171                     12591                     13822

--------------------------------------------------------------------------------
Periods Ended 10/31/98                       1 Year            Since Inception**
Class B Shares                               10.29%                 11.22%
--------------------------------------------------------------------------------

**These figures assume the reinvestment of dividends and capital gains distributions and include the Fund's 2.00% maximum contingent deferred sales charge. Past performance is not an indicator of future results. Investment return and principal value may fluctuate, so that an investor's shares, when redeemed, may not be worth more or less than their original cost.
**6/20/96.

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                         October 31, 1998

                                                Par
Interest Rate            Maturity Date         (000)            Value
--------------------------------------------------------------------------------
 U.S. Treasury Bonds - 73.5%
--------------------------------------------------------------------------------

   12.000%                   8/15/13        $   8,000       $  12,351,248
   11.750                   11/15/14           36,000          56,604,384
    8.875                    2/15/19           33,000          47,143,602
    8.125                    8/15/19           23,750          31,806,451
    7.875                    2/15/21           45,750          60,361,406
    8.125                    8/15/21            7,900          10,708,205
                                                            -------------
   Total U.S. Treasury Bonds
         (Cost $212,025,123)..............................    218,975,296
                                                            -------------
--------------------------------------------------------------------------------
 U.S. Treasury Bill - 7.5%
--------------------------------------------------------------------------------
    4.170*                   1/14/99           22,650          22,471,396
                                                            -------------
   Total U.S. Treasury Bill
         (Cost $22,471,395)...............................     22,471,396
                                                            -------------
--------------------------------------------------------------------------------
 Zero Coupon U.S. Treasury Bonds (S.T.R.I.P.S.) - 17.4%
--------------------------------------------------------------------------------
    5.630*                   5/15/17           59,500          21,260,659
    4.590*                   2/15/99           31,000          30,599,263
                                                            -------------
   Total Zero Coupon U.S. Treasury Bonds (S.T.R.I.P.S.)
         (Cost $51,758,163)...............................     51,859,922
                                                            -------------
--------------------------------------------------------------------------------
 Repurchase Agreement - 0.8%
--------------------------------------------------------------------------------
    Goldman Sachs & Co., 5.25%
      Dated 10/30/98, to be repurchased on 11/2/98,
      collateralized by U.S. Treasury Bonds with
      a market value of $2,366,300.
         (Cost $2,319,000)....................  2,319           2,319,000
                                                            -------------
Total Investments in Securities -- 99.2%
         (Cost $288, 573,681)**...........................    295,625,614
Other Assets in Excess of Liabilities -- 0.8%.............      2,383,429
                                                            -------------
Net Assets -- 100.0%......................................  $ 298,009,043
                                                            =============

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per:
   Flag Investors Class A Share
      ($122,784,570 / 11,566,395 shares outstanding).................     $10.62
                                                                          ======
   Flag Investors Class B Share
      ($3,888,092 / 365,906 shares outstanding)......................     $10.62
                                                                          ======
    ISI Class Share
      ($171,336,381 / 16,120,920 shares outstanding).................     $10.62
                                                                          ======
Maximum Offering Price Per:
   Flag Investors Class A Share
      ($10.62 / 0.955)...............................................     $11.12
                                                                          ======
   Flag Investors Class B Share......................................     $10.62
                                                                          ======
   ISI Class Share
      ($10.62 / 0.9555)..............................................     $11.11
                                                                          ======

--------------------
** Yield as of October 31, 1998.
** Also aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
Statement of Operations
                                                                       For the
                                                                     Year Ended
                                                                     October 31,
--------------------------------------------------------------------------------
                                                                        1998
                                                                        ----
Investment Income:
   Interest ...................................................      $17,081,488
                                                                     -----------
Expenses:
   Investment advisory fee ....................................          784,379
   Distribution fee ...........................................          739,554
   Administration fee .........................................          349,575
   Transfer agent fee .........................................          209,357
   Professional fees ..........................................          109,444
   Registration fees ..........................................           86,503
   Accounting fee .............................................           83,948
   Custodian fee ..............................................           52,536
   Printing and postage .......................................           29,847
   Miscellaneous ..............................................           48,135
                                                                     -----------
            Total expenses ....................................        2,493,278

                                                                     -----------
Net investment income .........................................       14,588,210
                                                                     -----------
Realized and unrealized gain on investments:
   Net realized gain from security transactions ...............       13,531,220
   Change in unrealized appreciation/depreciation
      of investments ..........................................        6,533,717
                                                                     -----------
   Net gain on investments ....................................       20,064,937
                                                                     -----------

Net increase in net assets resulting from operations ..........      $34,653,147
                                                                     ===========

                       See Notes to Financial Statements.

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                              For the Years Ended October 31,
-------------------------------------------------------------------------------------------------------------
                                                                                    1998            1997
                                                                                    ----            ----
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income ..................................................   $  14,588,210    $  17,322,998
   Net gain/(loss) from security transactions .............................      13,531,220       (2,143,673)
   Change in unrealized appreciation/
      depreciation on investments .........................................       6,533,717       10,567,788
                                                                              -------------    -------------
   Net increase in net assets
      resulting from operations ...........................................      34,653,147       25,747,113
                                                                              -------------    -------------

Dividends to Shareholders from:
   Net investment income and short-term gains:
      Flag Investors Class A Shares .......................................      (7,541,487)      (7,246,184)
      Flag Investors Class B Shares .......................................        (119,476)         (17,762)
      ISI Class Shares ....................................................     (10,498,284)     (10,059,052)
   Tax return of capital distribution:
      Flag Investors Class A Shares .......................................              --       (1,040,753)
      Flag Investors Class B Shares .......................................              --           (2,606)
      ISI Class Shares ....................................................              --       (1,433,152)
   Distributions in excess of net investment income:
      Flag Investors Class A Shares .......................................              --         (116,192)
      Flag Investors Class B Shares .......................................              --             (291)
      ISI Class Shares ....................................................              --         (160,000)
                                                                              -------------    -------------
         Total distributions ..............................................     (18,159,247)     (20,075,992)
                                                                              -------------    -------------
Capital Share Transactions:
   Proceeds from sale of shares ...........................................      34,205,451       15,601,057
   Value of shares issued in
      reinvestment of dividends ...........................................      11,075,840       12,541,599
   Cost of shares repurchased .............................................     (57,907,621)     (77,072,611)
                                                                              -------------    -------------

   Decrease in net assets derived
      from capital share transactions .....................................     (12,626,330)     (48,929,955)
                                                                              -------------    -------------
   Total increase/(decrease) in net assets ................................       3,867,570      (43,258,834)

Net Assets:
   Beginning of year ......................................................     294,141,473      337,400,307
                                                                              -------------    -------------
   End of year ............................................................   $ 298,009,043    $ 294,141,473
                                                                              =============    =============

                       See Notes to Financial Statements.

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Class A and ISI Class Shares
(For a share outstanding throughout each year)

                                                                  For the Year Ended
                                                                      October 31,       For the Years Ended October 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                               1998           1997         1996           1995           1994
                                                               ----           ----         ----           ----           ----
Per Share Operating Performance:
   Net asset value at beginning of year .................  $  10.04       $   9.83       $  10.19       $   9.22       $  11.35
                                                           --------       --------       --------       --------       --------
Income from Investment Operations:
   Net investment income ................................      0.51           0.55           0.56           0.57           0.51
   Net realized and unrealized gain/(loss) on investments      0.71           0.30          (0.23)          1.04          (1.16)
                                                           --------       --------       --------       --------       --------
   Total from Investment Operations .....................      1.22           0.85           0.33           1.61          (0.65)
Less Distributions:
   Distributions from net investment income
      and short-term gains ..............................     (0.64)         (0.55)         (0.65)         (0.64)         (1.15)
   Tax return of capital distribution ...................        --          (0.08)            --             --          (0.05)
   Distributions in excess of net investment income .....        --          (0.01)         (0.04)            --             --
   Net realized long-term gains .........................        --             --             --             --          (0.28)
                                                           --------       --------       --------       --------       --------
   Total distributions ..................................     (0.64)         (0.64)         (0.69)         (0.64)         (1.48)
                                                           --------       --------       --------       --------       --------
   Net asset value at end of year .......................  $  10.62       $  10.04       $   9.83       $  10.19       $   9.22
                                                           ========       ========       ========       ========       ========

Total Return (1) ........................................     12.50%          9.00%          3.44%         18.09%         (6.22)%
Ratios to Average Daily Net Assets:
   Expenses .............................................      0.85%          0.83%          0.81%          0.80%          0.77%
   Net investment income ................................      4.98%          5.62%          5.69%          5.94%          4.98%
Supplemental Data:
   Net assets at end of year (000):
      Flag Investors Class A Shares .....................  $122,785       $122,229       $143,791       $164,206       $175,149
      ISI Class Shares ..................................  $171,336       $171,074       $193,486       $206,615       $200,309
   Portfolio turnover rate ..............................       179%            92%           199%           194%            68%

-----------
(1) Total return excludes the effect of sales charge.

                       See Notes to Financial Statements.

14/15

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Class B Shares (For a share outstanding throughout each period)

                                                                              For the Period
                                                                              June 20, 19961
                                                                                  through
                                        For the Years Ended October 31,         October 31,
---------------------------------------------------------------------------------------------
                                                  1998             1997              1996
                                                  ----             ----              ----
Per Share Operating Performance:
   Net asset value at beginning of period       $ 10.03          $  9.85          $ 10.00
                                                -------          -------          -------
Income from Investment Operations:
   Net investment income .................         0.55             0.56             0.22
   Net realized and unrealized gain/(loss)
      on investments .....................         0.65             0.23            (0.15)
                                                -------          -------          -------
   Total from Investment Operations ......         1.20             0.79             0.07

Less Distributions:
   Distributions from net investment
      income and short-term gains ........        (0.61)           (0.56)           (0.22)
   Tax return of capital distribution ....           --            (0.04)             --
   Distributions in excess of net
      investment income ..................           --            (0.01)             --
                                                -------          -------          -------
   Total distributions ...................        (0.61)           (0.61)           (0.22)
                                                -------          -------          -------
   Net asset value at end of period ......      $ 10.62          $ 10.03          $  9.85
                                                =======          =======          =======
Total Return (2) .........................        12.29%            8.49%            6.37%

Ratios to Average Daily Net Assets:
   Expenses ..............................         1.20%            1.18%            1.40%(3)
   Net investment income .................         4.59%            5.24%            5.45%(3)
Supplemental Data:
   Net assets at end of period (000) .....      $ 3,888          $   838          $   123
   Portfolio turnover rate ...............          179%              92%             199%(3)

-------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Annualized.

                       See Notes to Financial Statements.

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements
NOTE 1--Significant Accounting Policies

     Total Return U.S. Treasury Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 3, 1988 and commenced operations August 10, 1988, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

     The Fund consists of three share classes: ISI Total Return U.S. Treasury Fund Shares ("ISI Class Shares") and Flag Investors Total Return U.S. Treasury Fund Class A Shares ("Flag Investors Class A Shares"), which both commenced August 10, 1988, and Flag Investors Total Return U.S. Treasury Fund Class B Shares ("Flag Investors Class B Shares"), which commenced June 20, 1996.

     The ISI Class Shares have a 4.45% maximum front-end sales charge, the Flag Investors Class A Shares have a 4.50% maximum front-end sales charge and the Flag Investors Class B Shares have a 2.00% maximum contingent deferred sales charge. The classes have different distribution fees.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation. The Fund's significant accounting policies are:

     A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day by an independent pricing source. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
NOTE 1--concluded

     B. Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

             The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income are due to differing tax treatments of dividends declared.

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor and Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's administrator. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, the Fund pays ISI 1.5% of the Fund's gross income. At October 31, 1998, the Fund owed $67,196 of advisory fees.

     As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.10% of the first $100 million, 0.09% of the next $100 million, 0.08% of the next $100 million, 0.07% of the next $200 million and 0.06% of the amount over $500 million. In addition, the Fund pays ICC 0.50% of the Fund's gross income. At October 31, 1998, the Fund owed $30,087 of administration fees.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor or administrator.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $83,948 for accounting services for the year ended October 31, 1998. At October 31, 1998, the Fund owed $7,249 of accounting services fees.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $209,357 for transfer agent services for the year ended October 31, 1998. At October 31, 1998, the Fund owed $45,235 of transfer agent services fees.

     Effective September 22, 1997, Bankers Trust Company became the Fund's custodian. At October 31, 1998 the Fund owed $8,811 in custodian fees.

     As compensation for providing distribution services for the ISI Class, the Fund pays ISI Group Inc. ("ISI Group"), which is affiliated with ISI, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the ISI Class' average daily net assets.

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
NOTE 2--concluded

     As compensation for providing distribution services for the Flag Investors classes, the Fund pays ICC Distributors, Inc. ("ICC Distributors"), an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets and 0.60% (including a 0.25% shareholder servicing fee) of the Flag Investors Class B Shares' average daily net assets. For the year ended October 31, 1998, distribution fees aggregated $739,554, of which $423,709 was attributable to the ISI Class Shares, $303,655 was attributable to the Flag Investors Class A Shares and $12,190 was attributable to the Flag Investors Class B Shares. At October 31, 1998, the Fund owed distribution fees amounting to $65,271, of which $36,774 was attributable to the ISI Class Shares, $26,654 was attributable to the Flag Investors Class A Shares and $1,843 was attributable to the Flag Investors Class B Shares.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended October 31, 1998 was $26,806, and the accrued liability was $61,879.

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 99.5 million shares of $.001 par value capital stock (44 million Flag Investors Class A, 44 million ISI Class, 5 million Flag Investors Class B and 6.5 million undesignated). Transactions in shares of the Fund were as follows:

                                               Flag Investors Class A Shares
                                            ------------------------------------
                                                For the            For the
                                               Year Ended         Year Ended
                                            October 31, 1998   October 31, 1997
                                            ----------------   -----------------
Shares sold ..............................      1,422,232            490,187
Shares issued to shareholders on
   reinvestment of dividends .............        418,958            499,834
Shares redeemed ..........................     (2,454,224)        (3,438,672)
                                             ------------       ------------
Net decrease in shares outstanding .......       (613,034)        (2,448,651)
                                             ============      =============
Proceeds from sale of shares .............   $ 14,837,317       $  4,746,207
Value of reinvested dividends ............      4,289,957          4,867,694

Cost of shares redeemed ..................    (25,308,085)       (33,514,991)
                                             ------------       ------------
Net decrease from capital share
   transactions ..........................   $ (6,180,811)      $(23,901,090)
                                             ============      =============

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
NOTE 3--concluded

                                               Flag Investors Class B Shares
                                            ------------------------------------
                                                 For the            For the
                                               Year Ended         Year Ended
                                            October 31, 1998    October 31, 1997
                                            ----------------    ----------------

   Shares sold .............................       313,798            85,484
   Shares issued to shareholders on
      reinvestment of dividends ............         5,893               982
   Shares redeemed .........................       (37,386)          (15,359)
                                               -----------       -----------
   Net increase in shares outstanding ......       282,305            71,107
                                               ===========       ===========
   Proceeds from sale of shares ............   $ 3,234,727       $   833,099
   Value of reinvested dividends ...........        60,838             9,591
   Cost of shares redeemed .................      (385,163)         (150,979)
                                               -----------       -----------
   Net increase from capital share
      transactions .........................   $ 2,910,402       $   691,711
                                              ============       ============

                                                      ISI Class Shares
                                           -------------------------------------
                                                For the            For the
                                               Year Ended         Year Ended
                                           October 31, 1998     October 31, 1997
                                           ----------------     ----------------
   Shares sold .............................     1,567,913          1,028,342
   Shares issued to shareholders on
      reinvestment of dividends ............       656,907            787,090
   Shares redeemed .........................    (3,140,348)        (4,455,189)
                                               ------------       ------------
   Net decrease in shares outstanding ......      (915,528)        (2,639,757)
                                               ===========       ============
   Proceeds from sale of shares ............  $ 16,133,407       $ 10,021,751
   Value of reinvested dividends ...........     6,725,045          7,664,314
   Cost of shares redeemed .................   (32,214,373)       (43,406,641)
                                               ------------       ------------
   Net decrease from capital share
      transactions .........................  $ (9,355,921)      $(25,720,576)
                                              ============       ============

TOTAL RETURN U.S. TREASURY FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)
NOTE 4--Investment Transactions

     Excluding short-term obligations, purchases of investment securities aggre-gated $471,701,093 and sales of investment securities aggregated $475,383,157 for the year ended October 31, 1998.

     On October 31, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $7,059,925 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $7,992.

NOTE 5--Net Assets

     On October 31, 1998, net assets consisted of:

Paid-in capital
   Flag Investors Class A Shares ............................     $ 115,728,558
   Flag Investors Class B Shares ............................         3,720,993
   ISI Class Shares .........................................       165,252,861
Distributions in excess of net investment income ............        (1,490,713)
Accumulated net realized gain from security transactions ....         7,745,411
Unrealized appreciation of investments ......................         7,051,933
                                                                  -------------
                                                                  $ 298,009,043
                                                                  =============

NOTE 6--Federal Income Tax Information

     Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial reporting and tax purposes. Accordingly, permanent book/tax differences related to the tax treatment of short-term capital gains of $3,642,137 have been reclassified from net investment income to the accumulated net realized gain from security transactions. These reclassifications have no effect on net assets or net asset values per share.

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Independent Auditors' Report

The Board of Directors and Shareholders
Total Return U.S. Treasury Fund, Inc.:

     We have audited the statement of net assets of the Total Return U.S. Treasury Fund, Inc. as of October 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Total Return U.S. Treasury Fund, Inc. as of October 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Princeton, New Jersey
November 30, 1998

FLAG INVESTORS TOTAL RETURN U.S. TREASURY FUND SHARES
--------------------------------------------------------------------------------
Directors and Officers
                                 EDWARD S. HYMAN
                                    Chairman

                   RICHARD T. HALE                   R. ALAN MEDAUGH
                    Vice Chairman                       President

                  JAMES J. CUNNANE                     NANCY LAZAR
                      Director                       Vice President

                 JOSEPH R. HARDIMAN                 CARRIE L. BUTLER
                      Director                       Vice President

                    LOUIS E. LEVY                  MARGARET M. BEELER
                      Director                  Assistant Vice President

                 EUGENE J. MCDONALD                  KEITH C. REILLY
                      Director                  Assistant Vice President

                  REBECCA W. RIMEL                    AMY M. OLMERT
                      Director                          Secretary

                  TRUMAN T. SEMANS                  JOSEPH A. FINELLI
                      Director                          Treasurer

                 CARL W. VOGT, ESQ.                  SCOTT J. LIOTTA
                      Director                     Assistant Secretary



Investment Objective

A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

--------------------------------------------------------------------------------
         This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

         For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.
--------------------------------------------------------------------------------

                                 FLAG INVESTORS


                                     Growth
                       Flag Investors Emerging Growth Fund
                       Flag Investors Equity Partners Fund
                        Flag Investors International Fund

                                    Specialty
                   Flag Investors Real Estate Securities Fund
                       Flag Investors Communications Fund

                                    Balanced
                        Flag Investors Value Builder Fund

                                     Income
                  Flag Investors Short-Intermediate Income Fund
              Flag Investors Total Return U.S. Treasury Fund Shares

                                 Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares



                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG


                                 Distributed by:
                             ICC DISTRIBUTORS, INC.